VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

(“Fund”)

Supplement dated May 30, 2014

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Prospectus (“Prospectus”)

dated February 28, 2014, as supplemented May 1, 2014

Effective May 1, 2014, Kris Hermie was added as a portfolio manager for the Fund.  The Fund’s Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Herman Klein	Nicolas Simar
Portfolio Manager (since 11/10)	Portfolio Manager (since 01/06)
Bruno Springael	Kris Hermie
Portfolio Manager (since 06/11)	Portfolio Manager (since 05/14)

2.              The following paragraph is added to the sub-section entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers — Voya Global Equity Dividend Fund:”

Kris Hermie, Senior Portfolio Manager Global High Dividend, was with IIMA from 2007-2010, rejoining IIMA in 2014.  Mr. Hermie was a Senior Portfolio Manager at Petercam, Brussels, from 2010 to 2014 and an Equity Portfolio Manager at Dexia Asset Management from 2002 to 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

(“Fund”)

Supplement dated May 30, 2014

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Statement of Additional Information (“SAI”)

dated February 28, 2014

Effective May 1, 2014, Kris Hermie was added as a portfolio manager for the Fund. The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Equity Dividend Fund” in the Fund’s SAI is hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kris Hermie(1)	2	$1,013,000,000	5	$2,487,000,000	0	0

(1)           As of March 31, 2014.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Kris Hermie(1)	None

(1)           As of March 31, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE